Related Parties	12 Months Ended
Dec. 31, 2018
Related Parties

14. Related Parties

Atlas Venture Life Science Advisors, LLC and Third Rock Ventures LLC

During the years ended December 31, 2017 and 2016, the Company received consulting, advisory and related services from Atlas Venture Life Science Advisors, LLC and Third Rock Ventures LLC, holders, together with their affiliates, of more than 5% of the Company’s common stock outstanding. For the years ended December 31, 2017 and 2016, the Company recorded $0.2 million and $1.1 million, respectively, of general and administrative expenses for management and advisory services and other related services provided by these investors. The Company also issued 96,749 shares of common stock to each investor and recorded $0.2 million of general and administrative expense for the year ended December 31, 2016 related to these shares. There were no services provided during the year ended December 31, 2018 and no amounts owed to these investors as of December 31, 2018 or 2017.

Be The Match BioTherapies, LLC

Effective March 2018, the President of Be The Match BioTherapies, LLC became a member of the Company’s board of directors. The Company has a collaboration agreement with Be The Match BioTherapies, LLC and a research agreement with an affiliated organization, Center for International Blood and Marrow Transplant Research. For the year ended December 31, 2018, the Company recorded $0.6 million to research and development expenses and $0.2 million to general and administrative expenses and made payments of $0.6 million related to these agreements. As of December 31, 2018, amounts on the balance sheet related to these agreements was $0.4 million included in accounts payable and accrued expenses and other current liabilities.

In April 2018, the Company sold 246,781 shares of Series C Preferred Stock to Be The Match Bio Therapies, LLC for $1.1 million (see Note 7).

Novartis

In April 2017, the Company entered into a license agreement with Novartis, a beneficial owner of 5% or more of its outstanding shares of capital stock as of December 31, 2017, to use and develop certain patent rights. In consideration for these rights, the Company issued 2,500,000 shares of Series A Preferred Stock and 643,550 shares of Series B Preferred Stock to Novartis. The fair value of the shares of $9.3 million as of the issuance date was recorded as research and development expense during the year ended December 31, 2017 (see Note 11). As of December 31, 2018, Novartis is no longer an owner of 5% or more of the Company’s outstanding stock.